Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During 2025, we did not grant stock options or similar awards having option-like features (“similar awards”) as part of our equity compensation programs. In addition, we do not anticipate granting stock options or similar awards during periods in which there is material nonpublic information about the Corporation, including during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy. To the contrary, we anticipate that our Board would grant any stock options or similar awards on a predetermined schedule, with limited ad hoc grants, but in all instances without taking into account material nonpublic information in determining either the time or terms of such awards. Our executive officers will not be permitted to choose the grant date for their individual stock option grants, if any are granted. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	To the contrary, we anticipate that our Board would grant any stock options or similar awards on a predetermined schedule, with limited ad hoc grants, but in all instances without taking into account material nonpublic information in determining either the time or terms of such awards. Our executive officers will not be permitted to choose the grant date for their individual stock option grants, if any are granted. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In addition, we do not anticipate granting stock options or similar awards during periods in which there is material nonpublic information about the Corporation, including during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy.
MNPI Disclosure Timed for Compensation Value	false